K&L GATES	Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006-1600

T 202.778.9000 www.klgates.com

Arun Murthy D 202.778.9422 F 202.778.9100 arun.murthy@klgates.com

November 5, 2007

Via EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:

Heritage Cash Trust

File Nos. 002-98635 and 811-04337

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, as amended, and on behalf of Heritage Cash Trust (the “Registrant”), I hereby certify that the definitive forms of Prospectus and Statement of Additional Information, dated November 1, 2007, used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 (“PEA No. 28”) to its Registration Statement on Form N-1A.  PEA No. 28 was filed electronically on October 31, 2007.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9422.

Sincerely,

/s/ Arun Murthy

Arun Murthy

cc:  Susan Walzer

Heritage Asset Management, Inc.

      Francine J. Rosenberger

Kirkpatrick & Lockhart Preston Gates Ellis LLP